Note 7 - Share Capital (Tables)	3 Months Ended
Mar. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
(in thousands)	Three months ended March 31, 2018	Three months ended March 31, 2017

Net loss	$(6,814)	$(3,292)
Weighted-average common shares – basic and diluted	29,042	17,399
Net loss per share – basic and diluted	$(0.23)	$(0.19)